Expense Example (Large Cap Value Trust, USD $)	12 Months Ended
May 01, 2011
Series I, Large Cap Value Trust
Expense Example:
Year 1	$ 96
Year 3	300
Year 5	520
Year 10	1,155
Series II, Large Cap Value Trust
Expense Example:
Year 1	116
Year 3	362
Year 5	628
Year 10	1,386
Series NAV, Large Cap Value Trust
Expense Example:
Year 1	91
Year 3	284
Year 5	493
Year 10	$ 1,096